INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2014
INTANGIBLE ASSETS, NET [Abstract]
INTANCIBLE ASSETS, NET

NOTE 7  -          INTANGIBLE ASSETS, NET

A.      Intangible assets, net, consist of the following:

	US dollars
	December 31,			December 31,
(in thousands)	2014	2014	2014	2013
	Original amount	Accumulated amortization and impairment charges	Unamortized balance	Unamortized balance
GIS database	3,889	3,594	295	555
Brand name	1,181	1,049	132	163
Others	5,490	5,465	25	21
	10,560	10,108	452	739

Amortization of intangible assets amounted to US$ 231,000, US$ 367,000 and US$ 703,000 for the years ended December 31, 2014, 2013 and 2012, respectively.  As of December 31, 2014, the estimated aggregate amortization of intangible assets for the next five years is as follows: 2015 – US$ 170,000; 2016 – US$ 170,000; 2017 – US$ 80,000, 2018 – US$ 20,000, 2019 – US$ 12,000.

B.     Due to the deteriorating results of a certain Israeli subsidiary and the current expectation of management for further decrease its anticipated performance, during 2014 and 2013, the Company recorded an impairment charge for its intangible assets which directly relate to the operations of the subsidiary.

In order to determine the fair value of such intangible assets, the Company, based on a valuation performed by the management, with the assistance of a third party appraiser, utilized the "Relief from Royalties" valuation method.  Accordingly, certain assumptions and judgments were made in order to determine the future income from which royalties will be derived from and in order to determine the appropriate rate of royalties and rate of discount.

As a result of the above, the Company recorded in 2014 and 2013, an impairment loss in an amount of US$ 33,500 and US$ 1,017,000, respectively, with respect to the GIS database and in 2014 and 2013, an amount of US$ 9,500 and US$ 511,000, respectively, with respect to the Brand name totaling an aggregate impairment charge of US$ 43,000 in 2014 (of which related to wireless communications products segment) and an aggregate impairment charge of US$ 1,527,000 in 2013 (of which US$ 661,000 related to location based services segment and US$ 866,000 is related to wireless communications products segment).

The impairment was included in "other expenses, net" (see Note 13).